Loans And Allowance For Credit Losses (Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	¥ 1,564,484	[1]	¥ 1,844,835	[1]
Recorded loan balance, Not requiring an allowance for credit losses	296,543	[1],[2]	355,931	[1],[2]
Recorded loan balance, Total	1,861,027	[1],[3]	2,200,766	[1],[3]
Unpaid principal balance	1,982,989	[1]	2,348,980	[1]
Related allowance for credit losses	750,321	[1]	954,961	[1]
Accrual TDRs included in impaired loans	832,267		945,623		892,823
Impaired loans held for sales			818
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans	642,408		671,083
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	1,006,333		1,158,927
Recorded loan balance, Not requiring an allowance for credit losses	257,215	[2]	318,028	[2]
Recorded loan balance, Total	1,263,548	[3]	1,476,955	[3]
Unpaid principal balance	1,312,320		1,537,180
Related allowance for credit losses	544,224		662,347
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	368,866		400,946
Recorded loan balance, Not requiring an allowance for credit losses	55,003	[2]	55,819	[2]
Recorded loan balance, Total	423,869	[3]	456,765	[3]
Unpaid principal balance	431,745		475,946
Related allowance for credit losses	181,389		221,124
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	30,537		35,581
Recorded loan balance, Not requiring an allowance for credit losses	13,298	[2]	16,921	[2]
Recorded loan balance, Total	43,835	[3]	52,502	[3]
Unpaid principal balance	45,323		59,411
Related allowance for credit losses	18,731		22,577
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	141,225		139,146
Recorded loan balance, Not requiring an allowance for credit losses	63,625	[2]	100,670	[2]
Recorded loan balance, Total	204,850	[3]	239,816	[3]
Unpaid principal balance	212,353		247,657
Related allowance for credit losses	52,814		55,286
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	101,969		122,792
Recorded loan balance, Not requiring an allowance for credit losses	27,342	[2]	37,774	[2]
Recorded loan balance, Total	129,311	[3]	160,566	[3]
Unpaid principal balance	139,299		166,510
Related allowance for credit losses	54,469		67,171
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	248,932		309,892
Recorded loan balance, Not requiring an allowance for credit losses	58,633	[2]	62,274	[2]
Recorded loan balance, Total	307,565	[3]	372,166	[3]
Unpaid principal balance	317,614		380,292
Related allowance for credit losses	169,523		209,634
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	8,295		15,201
Recorded loan balance, Not requiring an allowance for credit losses	94	[2]	121	[2]
Recorded loan balance, Total	8,389	[3]	15,322	[3]
Unpaid principal balance	8,403		17,425
Related allowance for credit losses	6,954		8,040
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	25,443		40,233
Recorded loan balance, Not requiring an allowance for credit losses	11,509	[2]	12,954	[2]
Recorded loan balance, Total	36,952	[3]	53,187	[3]
Unpaid principal balance	39,292		55,021
Related allowance for credit losses	16,473		23,719
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	36,821		42,991
Recorded loan balance, Not requiring an allowance for credit losses	9,634	[2]	9,794	[2]
Recorded loan balance, Total	46,455	[3]	52,785	[3]
Unpaid principal balance	47,866		53,754
Related allowance for credit losses	26,903		33,485
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	44,245		52,145
Recorded loan balance, Not requiring an allowance for credit losses	18,077	[2]	21,701	[2]
Recorded loan balance, Total	62,322	[3]	73,846	[3]
Unpaid principal balance	70,425		81,164
Related allowance for credit losses	16,968		21,311
Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses			199,890
Recorded loan balance, Not requiring an allowance for credit losses			299	[2]
Recorded loan balance, Total			200,189	[3]
Unpaid principal balance			200,517
Related allowance for credit losses			122,371
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	193,360
Recorded loan balance, Not requiring an allowance for credit losses	2,360	[2]
Recorded loan balance, Total	195,720	[3]
Unpaid principal balance	195,935
Related allowance for credit losses	96,218
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	18,787		30,927
Recorded loan balance, Not requiring an allowance for credit losses	186	[2]	76	[2]
Recorded loan balance, Total	18,973	[3]	31,003	[3]
Unpaid principal balance	32,078		47,916
Related allowance for credit losses	6,111		9,944
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	203,600		300,231
Recorded loan balance, Not requiring an allowance for credit losses	11,563	[2]	13,756	[2]
Recorded loan balance, Total	215,163	[3]	313,987	[3]
Unpaid principal balance	255,627		363,439
Related allowance for credit losses	70,393		118,753
Accrual TDRs included in impaired loans	99,359		178,576
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	102,852		123,567
Recorded loan balance, Not requiring an allowance for credit losses	762	[2]	806	[2]
Recorded loan balance, Total	103,614	[3]	124,373	[3]
Unpaid principal balance	115,819		139,196
Related allowance for credit losses	29,244		37,901
Accrual TDRs included in impaired loans	51,834		61,195
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	39,552		31,293
Recorded loan balance, Not requiring an allowance for credit losses	24,457	[2]	22,966	[2]
Recorded loan balance, Total	64,009	[3]	54,259	[3]
Unpaid principal balance	71,210		60,732
Related allowance for credit losses	4,131		3,645
Accrual TDRs included in impaired loans	38,666		34,769
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		[4]
Recorded loan balance, Not requiring an allowance for credit losses		[2],[4]
Recorded loan balance, Total		[3],[4]
Unpaid principal balance		[4]
Related allowance for credit losses		[4]

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million and nil at March 31, 2013 and 2014, respectively.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	Included in impaired loans at March 31, 2013 and 2014 are accrual TDRs as follows: ¥671,083 million and ¥642,408 million-Commercial; ¥ 178,576 million and ¥99,359 million-Residential; ¥61,195 million and ¥51,834 million-Card; and ¥34,769million and ¥38,666 million-MUAH, respectively.
[4]	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no impaired loans were stated in the above table.